Subsequent Events (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended
	Apr. 27, 2018	Apr. 26, 2018	Dec. 31, 2017	Mar. 31, 2018
Subsequent events (Textual)
Number of common shares available for grant				883,334
Aggregate gross proceeds			$ 400
Subsequent Event [Member] | Accredited Investors [Member]
Subsequent events (Textual)
Number of shares sold	2,126,652
Sale of stock offering price per share	$ 1.50
Subsequent Event [Member] | Investors [Member]
Subsequent events (Textual)
Number of shares sold	895,829
Sale of stock offering price per share	$ 1.20
Offering price percentage, description	(i) a cash commission of 10% of the gross proceeds raised from investors in the Offering introduced by them, and to issue to the Placement Agent warrants to purchase a number of shares of common stock equal to 10% of the number of shares of common stock sold to investors in the Offering introduced by them, with a term of five years from the initial closing date of the Offering, or any subsequent closing, at an exercise price of $1.50 per share.
Aggregate gross proceeds	$ 1,075,000
Merger Agreement [Member] | Subsequent Event [Member]
Subsequent events (Textual)
Common stock conversion, description		Each issued and outstanding share of Class B common stock of the Company was converted into 1.4583333 shares of common stock of Lola One effective at the time of the Merger.
Common shares issued		883,334
Converted common shares		1,288,195
2018 Equity Incentive Plan [Member]
Subsequent events (Textual)
Number of common shares available for grant				2,529,000
Number of shares originally granted				1,288,195
2017 Equity Incentive Plan [Member]
Subsequent events (Textual)
Shares issued to purchase of common stock				883,334